PUBLIC OFFERING	12 Months Ended
Dec. 31, 2020
PUBLIC OFFERING
PUBLIC OFFERING

NOTE 3. PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 27,500,000 Units at a purchase price of $10.00 per Unit, which includes a partial exercise by the underwriter of its option to purchase an additional 2,500,000 Units at $10.00 per Unit. Each Unit consists of one share of Class A common stock and one-third of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).